RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of September 30, 2025 and 2024 and transactions for the years ended September 30, 2025, 2024 and 2023 are identified as follows:

(1)	Related party with transactions and related party relationships

Name of Related Party	Relationship to the Company
Zheng, Huiyi	Chief Executive Officer (“CEO”), Chairman of the Board of Directors
Bao, Qihong	Chief Technology Officer (“CTO”) and Director of the Company
Carrie Choy	A senior officer of the Company
Shanghai Borui Finance Information Limited	An entity controlled by CEO of the Company

SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS

Sales to a related party

	For the years ended September 30,
	2025	2024	2023
Shanghai Borui Finance Information Limited	$-	$19,642	$-

The Company provided a software development service to the related party.

Purchases from a related party

	For the years ended September 30,
	2025	2024	2023
Shanghai Borui Finance Information Limited- software development	$313,631	$389,163	$247,429
Shanghai Borui Finance Information Limited- research and development	-	100,869	151,080
Total	$313,631	$490,032	$398,509

The related party provided IT professional outsourcing service to the Company for the Company’s software development purpose or research and development purpose.

Prepaid service fee to a related party

	For the years ended September 30,
	2025	2024	2023
Shanghai Borui Finance Information Limited	$-	$206,133	$-

Cash advanced from related parties

	For the years ended September 30,
	2025	2024	2023
Zheng, Huiyi	$75,433	$22,378	$95,196
Bao, Qihong	-	490,000	65,000
Carrie Choy	13,000	199,557	-
Total	$88,433	$711,935	$160,196

Repayments of amounts due to a related party

	For the years ended September 30,
	2025	2024	2023
Zheng, Huiyi	$98,814	$-	$-

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTY

	As of September 30,
	2025	2024
Amounts due from a related party
Shanghai Borui Finance Information Limited – prepaid service fee	-	215,370
Shanghai Borui Finance Information Limited – advance payment	-	159,471
Total	$-	$374,841

The amounts due from a related party are nil and $374,841 as of September 30, 2025 and 2024, respectively, represented the advance payment to management for business operation and prepaid service fee for software development.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 9 — RELATED PARTY BALANCES AND TRANSACTIONS (continued)

(4)	Amounts due to related parties

	As of September 30,
	2025	2024
Amounts due to related parties
Zheng, Huiyi	$99,734	$123,674
Bao, Qihong	568,000	555,000
Carrie Choy	193,987	208,500
Total	$861,721	$887,174